Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

	Years Ended September 30,
	2012	2011
	(In thousands)
Current income tax expense (benefit):
Federal	$(195)	$(211)
State	(33)	(5)

	(228)	(216)

Deferred income tax expense:
Federal	60	96
State	(7)	22

	53	118

	$(175)	$(98)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	Years Ended September 30,
	2012	Percent of Pretax Loss	2011	Percent of Pretax Loss
	(Dollars in thousands)
Federal income taxes	$(277)	(34.0)%	$45	34.0%
State income taxes, net of federal income tax effect	(26)	(3.2)%	11	8.5%
Non-deductible stock based compensation	28	3.4%	23	17.7%
Non-deductible merger related costs	102	12.5%	—	—%
Reduction of previously recorded taxes	—	—%	(177)	(135.0)
Other items, net	(2)	(0.4)%	—	—%

Effective Income Taxes	$(175)	(21.5)%	$(98)	(74.8)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	September 30,
	2012	2011
	(In thousands)
Deferred tax assets:
Allowance for loan losses	$384	$476
Net operating loss carryfowards	252	—
Deferred rent	71	73
Contribution carryover	—	259
Benefit plan adjustment (Accumulated Other Comprehensive Income)	245	278
Stock based compensation	176	299
Interest income and other	271	145

Total Deferred Tax Assets	1,399	1,530

Deferred tax liabilities:
Accrued pension	288	35
Depreciation	86	124
Unrealized gain on securities available for sale	319	290

Total Deferred Tax Liabilities	693	449

Valuation allowance	—	(259)

Net Deferred Tax Assets Included in Other Assets	$706	$822